Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 100,971	¥ 98,832	¥ 101,815
Social security costs	53,864	48,772	52,503
Employee compensation costs	¥ 154,835	¥ 147,604	¥ 154,318